Changes in the Company structure (Details) € / shares in Units, € in Millions, $ in Millions		6 Months Ended
	Apr. 29, 2026 EUR (€) € / shares GW shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 30, 2026
Changes in the Company structure
Issuance of common shares | $		$ 6,387	$ 492
Share capital
Changes in the Company structure
Issuance of common shares (in shares) | shares		100,985,040	11,149,053
Issuance of common shares | $		$ 295	$ 30
Share premium
Changes in the Company structure
Issuance of common shares | $		$ 6,092	$ 462
NEO NEXT+
Changes in the Company structure
Percentage of interest held				47.50%
NEO NEXT+ | HitechVision
Changes in the Company structure
Percentage of interest held				28.875%
NEO NEXT+ | Repsol UK
Changes in the Company structure
Percentage of interest held				23.625%
Flexible power generation platform in Western Europe
Changes in the Company structure
Power generation capacity | GW	14
Flexible power generation platform in Western Europe | EPH
Changes in the Company structure
Percentage of interest acquired	50.00%
Issuance of common shares (in shares) | shares	95,400,000
Percentage of share capital represented by issued shares	4.20%
Issuance of common shares | €	€ 5,147.5
Issue price of shares issued | € / shares	€ 53.94
Flexible power generation platform in Western Europe | EPH | Share capital
Changes in the Company structure
Issuance of common shares | €	€ 238.6
Flexible power generation platform in Western Europe | EPH | Share premium
Changes in the Company structure
Issuance of common shares | €	€ 4,908.9